Other Provisions (Details 2 ) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Other provisions	$ 3,572,891	$ 7,830,828
Not later than one year [member]
Statement [Line Items]
Other provisions	3,040,930	405,069
Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	402,776	7,251,981
Over 5 years
Statement [Line Items]
Other provisions	129,185	173,778
Legal proceedings provision [member]
Statement [Line Items]
Other provisions	561,378	893,631
Legal proceedings provision [member] | Not later than one year [member]
Statement [Line Items]
Other provisions	193,764	405,069
Legal proceedings provision [member] | Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	238,429	314,784
Legal proceedings provision [member] | Over 5 years
Statement [Line Items]
Other provisions	129,185	173,778
Miscellaneous other provisions [member]
Statement [Line Items]
Other provisions	3,011,513	6,937,197
Miscellaneous other provisions [member] | Not later than one year [member]
Statement [Line Items]
Other provisions	2,847,166	0
Miscellaneous other provisions [member] | Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	164,347	6,937,197
Miscellaneous other provisions [member] | Over 5 years
Statement [Line Items]
Other provisions	$ 0	$ 0